Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation

The accompanying unaudited condensed financial statements and related notes should be read in conjunction with the Company’s financial statements and related notes included elsewhere in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2022, which was filed with the Securities and Exchange Commission (“SEC”) on April 27, 2023. The unaudited condensed interim financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. The interim condensed financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34 “Interim Financial Reporting”. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any other interim period or for any future period.

Use of estimates in the preparation of financial statements
B.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

Cash and cash equivalents
C.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

Basic and diluted net loss per ordinary share
D.	Basic and diluted net loss per ordinary share

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period (including shares that were fully paid under the pre-funded amount). Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method with respect to options and certain warrants and using the if-converted method with respect to certain warrants accounted for as derivative financial liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of options or warrants.

During the period of six months ended June 30, 2023 and 2022, the total weighted average number of ordinary shares, par value NIS 0.01 per share, of the Company related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 18,997,479 and 4,352,144, respectively.

Issuance of financial instruments as part of a package
E.	Issuance of financial instruments as part of a package

The total proceeds received from issuance of financial instruments as part of a package are allocated to identified financial instruments included in the package based on their fair value whereby the fair value is first allocated to financial assets or financial liabilities measured in subsequent periods at fair value through profit and loss and then it is allocated to financial liabilities measured at fair value only upon initial recognition. The balance of the proceeds is allocated to equity instruments if any, in accordance with the “residual approach”. The fair value of the instruments included in the package is determined on the basis of their market values proximate to their date of issue. Issuance costs are attributed to items included in the package on the basis of the manner in which the proceeds of the package are allocated as above.

Settlement of financial liabilities through equity instruments
F.	Settlement of financial liabilities through equity instruments

In cases in which a partial or full settlement is made of financial liabilities through equity instruments, the equity instruments transferred to the holder of the financial liability are measured at the fair value of the equity instrument if it is possible to estimate the fair value reliably. In cases in which it is not possible to estimate the fair value reliably, the measurement of the equity instruments is carried out on the basis of the fair value of the financial liability being settled (or a part thereof), at the date of settlement. The difference between the fair value of the equity instruments used to settle the financial liability being settled and the carrying value of the liability is carried to profit and loss.

Embedded derivative financial instruments not used for hedging purposes
G.	Embedded derivative financial instruments not used for hedging purposes

Derivatives embedded in a host contract that is a financial asset under the purview of the Standard are not separated from the host contract. Rather, the hybrid contract in its entirety is measured at amortized cost or fair value through profit and loss, based on the criteria for the classification of financial assets, i.e., as being contingent upon the entity’s business model and the contractual cash flows of the host contract.

When the host contract is not an asset that is subject to IFRS 9, the embedded derivative is separated from the host contract and is accounted for as a financial derivative, if and only if the economic characteristics and risks of the embedded derivative are not closely related to those of the host contract, the embedded derivative meets the definition of a derivative and the hybrid instrument in its entirety is not measured at fair value through profit and loss (e.g., when it is eligible to be designated for measurement at fair value through profit and loss).

Stand-alone derivative financial instruments (such as put options or forward contracts) and embedded derivatives that were separated, as above, are measured at fair value with changes in fair value regularly carried to profit and loss as financing income or expenses, as applicable.